LEASE (Tables)	9 Months Ended
Sep. 30, 2019
LEASE
Summary of components of lease expense, including both amounts recognized in profit or loss and any amounts capitalized as part of the cost of another asset

Nine-month period
ended September 30,
2019

Finance lease cost:
- Amortization of ROU assets	162,042
- Interest on lease liabilities	220,963
Operating lease cost	75,133
Short-term lease cost	3,278
Total lease expense	461,416

Summary of supplemental cash flow information related to leases

Nine-month period
ended September 30,
2019

Cash paid for amounts included in measurement of lease liabilities:
- Operating cash flows from finance leases	(183,416)
- Operating cash flows from operating leases	(70,525)
- Financing cash flows from finance leases	(247,946)

Non-cash information on lease liabilities arising from obtaining ROU assets
- Finance leases	755,070
- Operating leases	9,366

Summary of weighted average remaining lease term and weighted average discount rate for leases

As of September
30, 2019

Weighted average remaining lease term (years):
- Finance leases	15.5
- Operating leases	12.7

Weighted average discount rate:
- Finance leases	6.87%
- Operating leases	6.33%

Summary of maturities of lease liabilities

	As of September 30, 2019
			Total of finance
	Finance	Other	lease and other	Operating
	lease	financing	financing	lease
	obligations	obligations	obligations	obligations	Total

Within 1 year	395,490	22,109	417,599	88,903	506,502
After 1 year but within 2 years	495,711	19,988	515,699	52,227	567,926
After 2 years but within 3 years	378,251	50,197	428,448	43,404	471,852
After 3 years but within 4 years	391,202	47,730	438,932	41,384	480,316
After 4 years but within 5 years	404,461	45,287	449,748	41,122	490,870
After 5 years	5,752,023	118,022	5,870,045	377,008	6,247,053
Total undiscounted lease payments	7,817,138	303,333	8,120,471	644,048	8,764,519

Less: total future interest	(3,311,134)	(85,784)	(3,396,918)	(200,540)	(3,597,458)
Less: estimated construction costs	—	(39,574)	(39,574)	—	(39,574)

Present value of lease obligations	4,506,004	177,975	4,683,979	443,508	5,127,487
Including:
- Current portion			118,050	63,719	181,769
- Non-current portion			4,565,929	379,789	4,945,718

	As of December 31, 2018
	Finance lease	Other financing
	obligations	obligations	Total

Within 1 year	352,524	37,150	389,674
After 1 year but within 2 years	453,891	80,276	534,167
After 2 years but within 3 years	286,468	107,497	393,965
After 3 years but within 4 years	282,627	111,616	394,243
After 4 years but within 5 years	292,481	113,667	406,148
After 5 years	3,926,028	1,878,098	5,804,126

Total undiscounted lease payments	5,594,019	2,328,304	7,922,323

Less: total future interest	(2,300,484)	(1,160,108)	(3,460,592)
Less: estimated construction costs	—	(160,506)	(160,506)

Present value of finance lease and other financing obligations	3,293,535	1,007,690	4,301,225
Including:
- Current portion			166,898
- Non-current portion			4,134,327

Schedule of future minimum operating lease payments

Twelve-months ending December 31,
2019	95,082
2020	69,541
2021	48,072
2022	41,758
2023	40,952
Thereafter	407,070
Total	702,475